Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-term debt
Schedule of long-term debt

Long-term debt

in € THOUS

	2019	2018

Amended 2012 Credit Agreement	1,901,372	1,887,357
Bonds	4,966,619	3,700,446
Convertible Bonds	399,939	393,232
Accounts Receivable Facility	379,570	—
Capital lease obligations(1)	—	36,144
Other	258,057	134,855
Long-term debt(2)	7,905,557	6,152,034
Less current portion	(1,447,239)	(1,106,519)
Long-term debt, less current portion(2)	6,458,318	5,045,515
(1)

As of December 31, 2018, this line item included lease liabilities from capital leases in accordance with IAS 17. From 2019, these amounts are transferred to balance sheet items "Current portion of long-term lease liabilities" and "Long-term lease liabilities, less current portion" (see note 1).

(2)

Labeled as "Long-term debt and capital lease obligations, less current portion" as of December 31, 2018, this line item included lease liabilities from capital leases in accordance with IAS 17. From 2019, these amounts are transferred to balance sheet item "Long-term lease liabilities, less current portion" (see note 1).

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2019		2019 (1)

Revolving credit USD 2017 / 2022	$900,000	€801,139	$138,700	€123,464
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,230,000	€1,094,891	$1,230,000	€1,094,891
EUR term loan 2017 / 2022	€287,000	€287,000	€287,000	€287,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,183,030		€1,905,355

	Maximum amount available		Balance outstanding
	2018		2018 (1)

Revolving credit USD 2017 / 2022	$900,000	€786,026	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,350,000	€1,179,039	$1,350,000	€1,179,039
EUR term loan 2017 / 2022	€315,000	€315,000	€315,000	€315,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,280,065		€1,894,039
(1)	Amounts shown are excluding debt issuance costs.

Schedule of bonds

Bonds

in THOUS

	Face			Book value	Book value
Issuer/Transaction	amount	Maturity	Coupon	2019 in €	2018 in €
FMC US Finance II, Inc. 2012	$800,000	July 31, 2019	5.625%	—	698,167
FMC Finance VIII S.A. 2012	€250,000	July 31, 2019	5.25%	—	249,773
FMC US Finance II, Inc. 2014	$500,000	October 15, 2020	4.125%	444,507	435,376
FMC US Finance, Inc. 2011	$650,000	February 15, 2021	5.75%	577,069	564,882
FMC Finance VII S.A. 2011	€300,000	February 15, 2021	5.25%	299,498	299,035
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	622,135	609,532
Fresenius Medical Care AG & Co. KGaA, 2019	€650,000	November 29, 2023	0.25%	646,936	—
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.75%	354,338	347,297
Fresenius Medical Care AG & Co. KGaA, 2018	€500,000	July 11, 2025	1.50%	496,138	496,384
Fresenius Medical Care AG & Co. KGaA, 2019	€600,000	November 30, 2026	0.625%	593,216	—
FMC US Finance III, Inc. 2019	$500,000	June 15, 2029	3.75%	435,673	—
Fresenius Medical Care AG & Co. KGaA, 2019	€500,000	November 29, 2029	1.25%	497,109	—
				4,966,619	3,700,446

Schedule of accounts receivable facility

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2019 (1)		2019 (2)

Accounts Receivable Facility	$900,000	€801,139	$427,000	€380,096

	Maximum amount available		Balance outstanding
	2018 (1)		2018 (2)

Accounts Receivable Facility	$900,000	€786,026	$—	€—
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.